Cover Document	Aug. 05, 2019
Cover page.
Document Type	8-K
Document Period End Date	Aug. 05, 2019
Entity Registrant Name	LendingTree, Inc.
City Area Code	704
Local Phone Number	541-5351
Written Communications	false
Entity Central Index Key	0001434621
Title of 12(b) Security	Common Stock, $0.01 par value per share
Entity Address, Address Line One	11115 Rushmore Drive
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34063
Entity Tax Identification Number	26-2414818
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
Trading Symbol	TREE
Security Exchange Name	NASDAQ
Amendment Flag	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false